BMW Vehicle Owner Trust 2010-A

Accrued Interest Date:	8/27/12	Collection Period Ending:	8/31/12
Current Payment Date:	9/25/12	Period:	29

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$807,017,816.96	$192,621,351.41	$178,779,799.44

Yield Supplement Overcollateralization	$31,823,968.20	$7,090,566.05	$6,568,882.19

Adjusted Pool Balance	$775,193,848.76	$185,530,785.36	$172,210,917.25

Reserve Account	$1,937,984.62	$1,937,984.62	$1,937,984.62

Overcollateralization	$25,193,848.76	$33,333,335.50	$33,333,335.50

Notes

Class A-1 Notes	$179,200,000.00	-	-

Class A-2 Notes	$239,000,000.00	-	-

Class A-3 Notes	$254,000,000.00	$74,397,449.86	$61,077,581.75

Class A-4 Notes	$77,800,000.00	$77,800,000.00	$77,800,000.00

	$750,000,000.00	$152,197,449.86	$138,877,581.75

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables					$1,177,594.15

Servicer Advances					89,006.12

Servicer Advance Reimbursement					42,584.04

Administrative Purchase Payment					0.00

Warranty Purchase Payment					80.69

Recoveries					19,571.12

Investment Earnings on Trust Accounts

Interest from Reserve Account					189.92

Interest from Collection Account					0.00

Total Available Interest					$1,243,857.96
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal					$9,082,036.43

Receipts of Pre-Paid Principal					4,580,436.65

Liquidation Proceeds					94,045.78

Administrative Purchase Payment

Warranty Purchase Payment					7,880.36

Total Available Principal					$13,764,399.22

Advances from the Reserve Account					$0.00

Release from the Reserve Fund Account					$0.00

Total Available Funds					$15,008,257.18

Distributions:

Servicing Fees					$160,517.79

Non-recoverable Servicer Advance Reimbursement					35,829.91

Noteholder's Accrued and Unpaid Interest					222,327.05

Priority Principal Distribution to Noteholder's					0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance					0.00

Regular Principal Distributable Amount to Noteholders					13,319,868.11

Owner Trustee and Indenture Trustee Fees					0.00

Certificate Distribution Account (any remaining payments)					1,269,714.32

Total Distributions					$15,008,257.18

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance					$192,621,351.41

Monthly Principal Received

Regular Principal Received					$9,082,036.43

Prepaid Principal Received					4,580,436.65

Liquidations					94,045.78

Principal Balance Allocable to Gross Charge-offs					77,152.75

Principal Portion of Repurchased Receivables					7,880.36

Total Monthly Principal Amounts					$13,841,551.97

Ending Receivable Principal Balance					$178,779,799.44

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.27929%	$0.00	0.00
Class A-2 Notes			0.68000%	$0.00	0.00
Class A-3 Notes			1.39000%	$86,177.05	0.34
Class A-4 Notes			2.10000%	$136,150.00	1.75
				$222,327.05

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	0.00	-	0.00	0.00
Class A-2 Notes	-	0.00	-	0.00	0.00
Class A-3 Notes	$74,397,449.86	13,319,868.11	$61,077,581.75	52.44	0.24
Class A-4 Notes	$77,800,000.00	0.00	$77,800,000.00	0.00	1.00
	152,197,449.86	13,319,868.11	$138,877,581.75

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Beginning Period Required Amount					$7,090,566.05
Beginning Period Amount					7,090,566.05
Current Distribution Date Required Amount					6,568,882.19
Current Period Release					521,683.86
Ending Period Amount					6,568,882.19
Next Distribution Date Required Amount					$6,069,695.98

Reserve Account

Beginning Period Required Amount					$1,937,984.62
Beginning Period Amount					1,937,984.62
Net Investment Earnings					189.92
Current Period Deposit Amount Due					0.00

Reserve Fund Draw Amount					0.00
Ending Period Required Amount					1,937,984.62
Release to Depositor					189.92
Ending Period Amount					$1,937,984.62

Overcollateralization

Beginning Period Overcollateralization Amount					$33,333,335.50

Target Overcollateralization Amount					$33,333,335.50

Ending Period Over Collateralization Amount					$33,333,335.50

Current Period Release					$0.00

Receivables Data

				Beginning Period	Ending Period
Number of Contracts				19,409	19,200
Weighted Average Remaining Term				25.58	24.74
Weighted Average Annual Percentage Rate				3.95%	3.94%

Delinquencies
				Dollar Amount	Percentage
30-59 Days				$2,103,703.11	1.18%
60-89 Days				491,777.51	0.28%
90-119 Days				114,055.68	0.06%
120+ Days				528,404.07	0.30%

Total 30+ Days Past Due				$3,237,940.37	1.81%

Write-offs
Gross Principal Write-offs for Current Period					$112,800.69
Recoveries for Current Period					19,571.12
Net Write-Offs for Current Period					93,229.57
Cumulative Net Realized Losses					$3,371,709.28

Repossessions				Dollar Amount	Units
Beginning Period Repossessed Receivables Balance				276,387.87	16
Ending Period Repossessed Receivables Balance				348,834.63	22

Principal Balance of 90+ Day Repossessed Vehicles				17,284.53	2